Accounts Payable and Accrued Expenses (Detail) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Accounts payable	$ 1,871,662	$ 1,135,608	$ 890,610
Professional fees	300,356	200,468	126,722
Accrued bonus	125,576	0	380,020
Accrued interest		483,442
Accrued vacation	106,199	52,835	56,796
Accrued project costs	510,828	541,158	696,158
Other	55,427	57,459	9,568
Total accounts payable and accrued expenses	$ 2,970,048	$ 2,470,970	$ 2,159,874